SHARE-BASED COMPENSATION (Details 2) (USD $)	12 Months Ended			0 Months Ended		12 Months Ended	0 Months Ended	12 Months Ended		0 Months Ended										1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Jul. 16, 2012	May 24, 2011	Dec. 31, 2011	May 06, 2009	Dec. 31, 2010	Dec. 31, 2009	Nov. 21, 2011	Jan. 04, 2011	Mar. 14, 2014	May 24, 2014	Dec. 11, 2013	Nov. 05, 2013	Sep. 04, 2013	Jul. 01, 2014	Apr. 14, 2014	Jun. 12, 2012	Jun. 30, 2014
Aggregate intrinsic value
Compensation expense	$ 2,228,431	$ 2,142,445	$ 2,206,480
2010 Share Incentive Plan
Number of Non-vested Restricted Shares
Granted (in shares)				400,000	4,500,000
2012 Share Incentive Plan
Number of options
Granted (in shares)	0
Share options
Number of options
Options outstanding at the beginning of the period (in shares)	27,999,840
Forfeited (in shares)	(5,323,780)
Exercised (in shares)	(5,157,820)	(5,157,820)	(10,412,700)			(9,639,780)
Options outstanding at the end of the period (in shares)	17,518,240	27,999,840
Options vested or expected to vest at the end of the period (in shares)	16,642,328
Options exercisable at the end of the period (in shares)	13,275,740
Weighted average exercise price
Options outstanding at the beginning of the period (in dollars per share)	$ 0.16
Forfeited (in dollars per share)	$ 0.21
Exercised (in dollars per share)	$ 0.09
Options outstanding at the end of the period (in dollars per share)	$ 0.17	$ 0.16
Options vested or expected to vest at the end of the period (in dollars per share)	$ 0.11
Options exercisable at the end of the period (in dollars per share)	$ 0.15
Weighted Average remaining contract terms
Options outstanding at the end of the period	6 years 7 months 6 days
Options vested or expected to vest at the end of the period	3 years 1 month 6 days
Options exercisable at the end of the period	6 years 4 months 24 days
Aggregate intrinsic value
Options outstanding at the end of the period	701,202
Options vested or expected to vest at the end of the period	666,142
Options exercisable at the end of the period	701,202
Compensation expense	387,817	671,768	792,691
Weighted average grant-date fair value
Unrecognized compensation expense	332,267
Unrecognized compensation expense to be recognized over weighted-average period	1 year 3 months 18 days
Share options | 2009 Share Incentive Plan
Number of options
Options outstanding at the end of the period (in shares)	6,548,240
Share options | 2009 Share Incentive Plan | Employees
Number of options
Granted (in shares)								35,175,000	10,500,000
Weighted average exercise price
Granted (in dollars per share)								$ 0.07	$ 0.04
Aggregate intrinsic value
Percentage of awards vesting on each of the anniversary after the grant date							25.00%
Share options | 2010 Share Incentive Plan
Number of options
Options outstanding at the end of the period (in shares)	10,970,000
Share options | 2010 Share Incentive Plan | Employees
Number of options
Granted (in shares)										150,000	16,665,000
Weighted average exercise price
Granted (in dollars per share)										$ 0.26	$ 0.36
Aggregate intrinsic value
Percentage of awards vesting on each of the anniversary after the grant date										25.00%	25.00%
Non-vested restricted shares
Aggregate intrinsic value
Compensation expense	1,840,614	1,470,677	1,413,789
Number of Non-vested Restricted Shares
Non-vested as at the beginning of the period (in shares)	19,040,414
Granted (in shares)	2,660,000
Forfeited (in shares)	(7,553,727)
Vested (in shares)	(4,803,671)
Non-vested as at the end of the period (in shares)	9,343,016	19,040,414
Weighted average grant-date fair value
Non-vested as at the beginning of the period (in dollars per share)	$ 0.32
Granted (in dollars per share)	$ 0.32
Forfeited (in dollars per share)	$ 0.32
Vested (in dollars per share)	$ 0.40
Non-vested as at the end of the period (in dollars per share)	$ 0.28	$ 0.32
Non-vested restricted shares | 2009 Share Incentive Plan
Aggregate intrinsic value
Percentage of awards vesting on each of the anniversary after the grant date												25.00%
Number of Non-vested Restricted Shares
Granted (in shares)												1,600,000
Weighted average grant-date fair value
Unrecognized compensation expense	413,636
Unrecognized compensation expense to be recognized over weighted-average period	3 years 2 months 12 days
Non-vested restricted shares | 2010 Share Incentive Plan
Aggregate intrinsic value
Percentage of awards vesting on each of the anniversary after the grant date				25.00%									25.00%	25.00%	25.00%	25.00%
Number of Non-vested Restricted Shares
Granted (in shares)														394,560	4,800,000	10,190,000
Weighted average grant-date fair value
Unrecognized compensation expense	1,366,494
Unrecognized compensation expense to be recognized over weighted-average period	2 years 8 months 12 days
Non-vested restricted shares | 2012 Share Incentive Plan
Aggregate intrinsic value
Requisite service period																	1 year
Number of Non-vested Restricted Shares
Granted (in shares)																	60,000	1,000,000
Weighted average grant-date fair value
Unrecognized compensation expense	254,292
Unrecognized compensation expense to be recognized over weighted-average period	3 years 2 months 12 days
Guangdong Taomee | Non-vested restricted shares | Co-founder and senior management
Aggregate intrinsic value
Compensation expense	81,323	80,571	46,072
Weighted average grant-date fair value
Unrecognized compensation expense	40,681
Unrecognized compensation expense to be recognized over weighted-average period	6 months
Guangdong Taomee | Non-vested restricted shares | Shanghai Taomee | Co-founder and senior management
Aggregate intrinsic value
Requisite service period																			3 years
Percentage of awards vesting on each of the anniversary after the grant date																			33.30%
Equity interest granted in the form of non-vested restricted shares (as a percent)																			15.00%
Shanghai Xinsheng | Non-vested restricted shares | Co-founder and senior management
Aggregate intrinsic value
Compensation expense	216,854
Weighted average grant-date fair value
Unrecognized compensation expense	68,516
Unrecognized compensation expense to be recognized over weighted-average period	2 years
Shanghai Xinsheng | Non-vested restricted shares | Shanghai Shengran | Co-founder and senior management
Aggregate intrinsic value
Equity interest granted in the form of non-vested restricted shares (as a percent)																				8.33%
Non-vested Restricted Shares
Equity interest granted in the form of non-vested restricted shares that vests upon capital injection (as a percent)																				5.33%
Equity interest granted in the form of non-vested restricted shares that vests after capital injection (as a percent)																				3.00%
Equity interest granted in the form of non-vested restricted shares that vests each year upon capital injection (as a percent)																				1.00%
Shanghai Jushou | Non-vested restricted shares | Co-founder and senior management
Aggregate intrinsic value
Compensation expense	108,163
Weighted average grant-date fair value
Unrecognized compensation expense	$ 34,258
Unrecognized compensation expense to be recognized over weighted-average period	2 years
Shanghai Jushou | Non-vested restricted shares | Shanghai Shengran | Co-founder and senior management
Aggregate intrinsic value
Equity interest granted in the form of non-vested restricted shares (as a percent)																				8.33%
Non-vested Restricted Shares
Equity interest granted in the form of non-vested restricted shares that vests upon capital injection (as a percent)																				5.33%
Equity interest granted in the form of non-vested restricted shares that vests after capital injection (as a percent)																				3.00%
Equity interest granted in the form of non-vested restricted shares that vests each year upon capital injection (as a percent)																				1.00%